Fair Value Measurement (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Carrying Amount and Fair Value of Other Financial Instruments
A summary of the carrying amount and fair value of FCX’s financial instruments, other than cash and cash equivalents, accounts receivable, restricted cash, and accounts payable and accrued liabilities (refer to Note 6) follows (in millions):

	At March 31, 2016
	Carrying	Fair Value
	Amount	Total	NAV	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund at NAV	$23	$23	$23	$—	$—	$—
Money market funds	22	22	—	22	—	—
Equity securities	4	4	—	4	—	—
Total	49	49	23	26	—	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund at NAV	53	53	53	—	—	—
Government bonds and notes	33	33	—	—	33	—
Government mortgage-backed securities	32	32	—	—	32	—
Corporate bonds	29	29	—	—	29	—
Asset-backed securities	14	14	—	—	14	—
Collateralized mortgage-backed securities	7	7	—	—	7	—
Money market funds	7	7	—	7	—	—
Municipal bonds	1	1	—	—	1	—
Total	176	176	53	7	116	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross asset position	66	66	—	—	66	—
Copper futures and swap contracts	4	4	—	3	1	—
Total	70	70	—	3	67	—

Total assets		$295	$76	$36	$183	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross liability position	$24	$24	$—	$—	$24	$—
Copper futures and swap contracts	6	6	—	3	3	—
Copper forward contracts	2	2	—	2	—	—
Total	32	32	—	5	27	—

Long-term debt, including current portion[f]	20,777	16,679	—	—	16,679	—

Total liabilities		$16,711	$—	$5	$16,706	$—

	At December 31, 2015
	Carrying	Fair Value
	Amount	Total	NAV	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund at NAV	$23	$23	$23	$—	$—	$—
Money market funds	21	21	—	21	—	—
Equity securities	3	3	—	3	—	—
Total	47	47	23	24	—	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund at NAV	52	52	52	—	—	—
Government bonds and notes	37	37	—	—	37	—
Government mortgage-backed securities	28	28	—	—	28	—
Corporate bonds	26	26	—	—	26	—
Asset-backed securities	13	13	—	—	13	—
Collateralized mortgage-backed securities	7	7	—	—	7	—
Money market funds	7	7	—	7	—	—
Municipal bonds	1	1	—	—	1	—
Total	171	171	52	7	112	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross asset position	19	19	—	—	19	—
Copper futures and swap contracts	1	1	—	1	—	—
Total	20	20	—	1	19	—

Total assets		$238	$75	$32	$131	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/
purchase contracts in a gross liability position	$81	$81	$—	$—	$81	$—
Copper futures and swap contracts	11	11	—	7	4	—
Total	92	92	—	7	85	—

Long-term debt, including current portion[f]	20,428	13,987	—	—	13,987	—

Total liabilities		$14,079	$—	$7	$14,072	$—

a.	Recorded at fair value.

b.	Current portion included in other current assets and long-term portion included in other assets.

c.
Excludes time deposits (which approximated fair value) included in other assets of $119 million at March 31, 2016, and $118 million at December 31, 2015, associated with an assurance bond to support PT Freeport Indonesia's (PT-FI) commitment for smelter development in Indonesia.

d.	Excludes time deposits (which approximated fair value) included in other current assets of $29 million at March 31, 2016, and$28 million at December 31, 2015.

e.	Refer to Note 6 for further discussion and balance sheet classifications.

f.	Recorded at cost except for debt assumed in acquisitions, which were recorded at fair value at the respective acquisition dates.